Short-term bank loans and other debt (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 178,576,151	$ 222,226,246
Properties under development securing short term debt		27,560,029	0
Land use right securing short-term bank loan		$ 24,975,886	$ 0
Short-term loans weighted average interest rate		6.53%	1.71%
Restricted deposit		$ 328,499,059	$ 363,137,210
Debt Instrument, Collateral Amount			43,276,457
Loan from The Bank of East Asia [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		34,421,617	104,226,246
Restricted deposit		36,471,097	35,878,403
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 2, 2016, at 2.00% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 0	9,675,655
Maturity date		Jun. 02, 2016
Stated rate		2.00%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 16, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 0	20,000,000
Maturity date		Aug. 16, 2016
Stated rate		1.40%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 31, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 0	9,700,000
Maturity date		Aug. 31, 2016
Stated rate		1.40%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 20, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 0	2,220,000
Maturity date		Sep. 20, 2016
Stated rate		1.40%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due October 27, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 0	13,250,000
Maturity date		Oct. 27, 2016
Stated rate		1.40%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due November 18, 2016, at 1.25% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 0	14,958,974
Maturity date		Nov. 18, 2016
Stated rate		1.25%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due November 23, 2016, at 1.25% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 0	34,421,617
Maturity date		Nov. 23, 2016
Stated rate		1.25%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 2, 2017, at 1.1% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 34,421,617	0
Maturity date		Jun. 02, 2017
Stated rate		1.10%
Loan from Bank of China Tokyo Branch [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	63,000,000
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch, Due July 21, 2016, at 1.2% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 0	30,000,000
Maturity date		Jul. 21, 2016
Stated rate		1.20%
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch, Due September 26, 2016, at 1.55% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 0	13,000,000
Maturity date		Sep. 26, 2016
Stated rate		1.55%
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch, Due October 11, 2016, at 1.55% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 0	20,000,000
Maturity date		Oct. 11, 2016
Stated rate		1.55%
Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	30,000,000
Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited, Due May 18, 2016, at 2% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 0	10,000,000
Maturity date		May 18, 2016
Stated rate		2.00%
Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited, Due October 5, 2016, at 1.6% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 0	20,000,000
Maturity date		Oct. 05, 2016
Stated rate		1.60%
Loan from Industrial and Commercial Bank of China (Thai) Public Company Limited ("ICBC (Thai)") [Member] | Loan from Industrial and Commercial Bank of China (Thai) Public Company Limited ("ICBC (Thai)") Due September 21, 2016, at 1.7% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 0	25,000,000
Maturity date		Sep. 21, 2016
Stated rate		1.70%
Loan from Ping'an Real estate Co., Ltd. [Member]
Short-term Debt [Line Items]
Minority Interest Ownership Percentage		51.00%
Loan from Ping'an Real estate Co., Ltd. [Member] | Loan from Ping’an Real estate Co., Ltd. Due April 20, 2017, at 6.00% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 43,246,360	0
Maturity date		Apr. 20, 2017
Stated rate		6.00%
Loan from Huarong International Trust Co., Ltd. [Member]
Short-term Debt [Line Items]
Properties under development securing short term debt			0
Land use right securing short-term bank loan			0
Minority Interest Ownership Percentage		65.98%
Loan from Huarong International Trust Co., Ltd. [Member] | Loan from Huarong International Trust Co.,Ltd., Due September 30, 2017, at 8.30% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[5]	$ 100,908,174	$ 0
Maturity date		Sep. 30, 2017
Stated rate		8.30%

[1]	Pursuant to the new due dates of these loans after amendment, these four loans are classified as long term loans on the consolidated balance sheets as of December 31, 2016. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. These loans were secured by restricted cash of US$43,276,457 as of December 31, 2015.
[2]	These loans were paid in full during 2016.
[3]	The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. Pursuant to the amended loan contract, this loan is denominated in US$ and is secured by restricted cash of US$36,471,097 (December 31, 2015: US$35,878,403).
[4]	Pursuant to the agreements with Ping’an Real Estate Co., Ltd., this other short-term debt is secured by the Group’s 51% equity interest of Zhengzhou Xinnan.
[5]	Pursuant to the agreements with Huarong International Trust Co., Ltd, this other short-term debt is secured by the Group’s 65.98% equity interest of Shaanxi Zhongmao and the Group’s land use rights with net book value of US$ 24,975,886 (December 31, 2015: nil) and Group’s real estate properties under development with net book value of US$27,560,029 (December 31, 2015: nil).